Note 19 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts - asset position	$110	$-	$110	$-
Foreign currency options - asset position	393	-	393	-
Interest rate swaps - asset position	11,516	-	11,516	-
Interest rate swaps - liability position	(69)	-	(69)	-
Interest rate caps - asset position	2,624	-	2,624	-
Total	$14,574	$-	$14,574	$-
	June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts - liability position	$(185)	$-	$(185)	$-
Foreign currency options - asset position	31	-	31	-
Interest rate swaps - asset position	11,989	-	11,989	-
Interest rate caps - asset position	3,575	-	3,575	-
Total	$15,410	$-	$15,410	$-